UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2013

MFS® INTERMEDIATE INCOME TRUST

MIN-SEM

Managed Distribution Policy Disclosure

The MFS Intermediate Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders – the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® INTERMEDIATE INCOME TRUST

New York Stock Exchange Symbol: MIN

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	61.1%
Non-U.S. Government Bonds	18.0%
Emerging Markets Bonds	9.3%
Mortgage-Backed Securities	5.0%
U.S. Treasury Securities	3.2%
U.S. Government Agencies	1.8%
Commercial Mortgage-Backed Securities	1.6%
Asset-Backed Securities	1.0%
High Yield Corporates	0.9%
Municipal Bonds	0.3%
Collateralized Debt Obligations	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	9.1%
AA	13.9%
A	30.2%
BBB	37.6%
BB	1.5%
CCC (o)	0.0%
U.S. Government (o)	0.0%
Federal Agencies	6.8%
Not Rated	3.2%
Cash & Other	(2.3)%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	4.4 yrs.

Issuer country weightings (i)(x)
United States	50.4%
United Kingdom	7.0%
France	5.3%
Germany	4.9%
Netherlands	3.5%
Italy	3.2%
Canada	3.1%
Japan	2.5%
Australia	2.5%
Other Countries	17.6%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Ward Brown	—	Investment Officer of MFS; employed in the investment management area of MFS since 2008. Portfolio Manager of the Fund since December 2012.

James Calmas	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since March 2002.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since December 2012.

Erik Weisman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002. Portfolio Manager of the Fund since May 2004.

Note to Shareholders: Effective December 1, 2012, Ward Brown and Matthew Ryan are also Portfolio Managers of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gain and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.5% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.0%
Issuer	Shares/Par	Value ($)
Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.038%, 2013	$1,350,000	$1,353,008

Asset-Backed & Securitized - 2.7%
Anthracite Ltd., “A”, CDO, FRN, 0.559%, 2019 (z)	$586,288	$580,718
ARI Fleet Lease Trust, “A”, FRN, 0.749%, 2020 (n)	411,479	412,720
Chesapeake Funding LLC, “A”, FRN, 1.948%, 2021 (z)	456,091	457,686
Chesapeake Funding LLC, “A”, FRN, 0.95%, 2023 (z)	3,563,000	3,578,684
Commercial Mortgage Acceptance Corp., FRN, 2.068%, 2030 (i)	6,262,037	195,263
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,000,000	2,324,960
Falcon Franchise Loan LLC, FRN, 6.535%, 2023 (i)(z)	2,100,060	252,007
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	2,249,870	2,367,617
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	630,000	638,053
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	2,080,000	2,096,848
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,905,020	3,240,262
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	1,262,754	1,304,319
Nationstar Home Equity Loan Trust, FRN, 0.33%, 2036	11,526	11,516
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	1,898,237	2,078,676

		$19,539,329
Automotive - 3.1%
American Honda Finance Corp., 1.6%, 2018 (n)	$3,000,000	$3,034,908
Daimler Finance North America LLC, 1.875%, 2018 (n)	3,640,000	3,680,397
Daimler Finance North America LLC, FRN, 1.48%, 2013 (n)	2,450,000	2,457,688
Ford Motor Credit Co. LLC, 4.207%, 2016	1,970,000	2,103,982
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,880,000	3,091,524
Toyota Motor Credit Corp., 3.2%, 2015	2,740,000	2,889,335
Volkswagen International Finance N.V., FRN, 1.032%, 2014 (n)	2,740,000	2,748,897
Volkswagen International Finance N.V., FRN, 0.889%, 2014 (n)	2,030,000	2,038,469

		$22,045,200
Banks & Diversified Financials (Covered Bonds) - 1.0%
Australia & New Zealand Banking Group, FRN, 0.89%, 2015 (n)	$1,150,000	$1,159,854
BNP Paribas Home Loan, 2.2%, 2015 (n)	2,640,000	2,733,192
Hypothekenbank Fra Lux, 5.125%, 2016	3,140,000	3,356,409

		$7,249,455

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 1.0%
CBS Corp., 5.75%, 2020	$940,000	$1,124,833
CBS Corp., 3.375%, 2022	2,190,000	2,284,575
Vivendi S.A., 4.75%, 2022 (n)	2,420,000	2,607,550
WPP Finance, 8%, 2014	812,000	882,983

		$6,899,941
Brokerage & Asset Managers - 1.0%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$2,160,000	$2,417,079
Franklin Resources, Inc., 1.375%, 2017	588,000	593,164
Invesco Finance PLC, 3.125%, 2022	1,876,000	1,930,845
TD Ameritrade Holding Co., 4.15%, 2014	2,007,000	2,116,719

		$7,057,807
Building - 0.4%
CRH PLC, 8.125%, 2018	$1,160,000	$1,442,414
Owens Corning, Inc., 4.2%, 2022	1,144,000	1,206,989

		$2,649,403
Business Services - 0.0%
Cielo S.A., 3.75%, 2022 (n)	$200,000	$194,700

Cable TV - 1.6%
Cox Communications, Inc., 3.25%, 2022 (n)	$2,925,000	$3,028,972
DIRECTV Holdings LLC, 5.875%, 2019	1,400,000	1,677,525
Myriad International Holdings B.V., 6.375%, 2017 (n)	648,000	734,702
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	2,831,000	2,878,221
Time Warner Cable, Inc., 4%, 2021	2,770,000	2,999,240

		$11,318,660
Chemicals - 0.8%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$4,301,150
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,607,287

		$5,908,437
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,032,200

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.523%, 2018	$2,390,000	$2,390,000

Conglomerates - 0.7%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$655,000	$683,100
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,529,179

		$5,212,279

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.0%
Avon Products, Inc., 2.375%, 2016	$730,000	$745,618
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	1,860,000	1,889,574
Newell Rubbermaid, Inc., 2%, 2015	2,000,000	2,032,868
Newell Rubbermaid, Inc., 4.7%, 2020	1,280,000	1,441,428
Tupperware Brands Corp., 4.75%, 2021	979,000	1,050,730

		$7,160,218
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 2017 (n)	$1,154,000	$1,179,835

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,679,801

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 2018	$742,000	$759,501
Ericsson, Inc., 4.125%, 2022	2,190,000	2,322,495

		$3,081,996
Emerging Market Quasi-Sovereign - 5.2%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$1,430,000	$1,660,230
Banco do Brasil S.A., 3.875%, 2022	200,000	198,700
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	992,000	1,024,240
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,912,233
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	159,218
Caixa Economica Federal, 3.5%, 2022 (n)	151,000	147,602
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	224,000	237,630
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,090,000	1,215,576
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	228,000	246,582
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,378,336
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	840,000	898,067
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	820,648
Gaz Capital S.A., 3.85%, 2020 (n)	2,073,000	2,097,876
Gaz Capital S.A., 5.999%, 2021 (n)	2,578,000	2,929,253
Gazprom Neft, 4.375%, 2022 (n)	508,000	508,635
Korea Gas Corp., 2.25%, 2017 (n)	1,630,000	1,651,190
Petrobras International Finance Co., 5.375%, 2021	2,479,000	2,737,478
Petroleos Mexicanos, 6%, 2020	2,970,000	3,575,880
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,530,882
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,976,040
Rosneft, 3.149%, 2017 (n)	1,273,000	1,285,666
Rosneft, 4.199%, 2022 (n)	2,118,000	2,128,590
Sinopec Capital 2013, 3.125%, 2023 (z)	1,466,000	1,443,723
Sinopec Capital 2013, 4.25%, 2043 (z)	1,207,000	1,176,609

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	$303,000	$325,316
Transnet SOC Ltd., 4.5%, 2016 (n)	212,000	224,684
VTB Capital S.A., 6.465%, 2015 (n)	857,000	922,646
VTB Capital S.A., 6%, 2017 (n)	830,000	901,588

		$37,315,118
Emerging Market Sovereign - 1.0%
Republic of Peru, 9.875%, 2015	$485,000	$560,660
Republic of Poland, 5%, 2022	772,000	901,349
Republic of Slovakia, 4.375%, 2022 (n)	2,960,000	3,245,522
Russian Federation, 4.5%, 2022 (n)	400,000	448,600
United Mexican States, 3.625%, 2022	1,754,000	1,911,860

		$7,067,991
Energy - Independent - 0.2%
Hess Corp., 8.125%, 2019	$1,230,000	$1,602,799

Energy - Integrated - 2.6%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,320,000	$2,464,058
BP Capital Markets PLC, 4.5%, 2020	853,000	988,687
BP Capital Markets PLC, 4.742%, 2021	1,810,000	2,125,240
Husky Energy, Inc., 5.9%, 2014	2,755,000	2,908,916
Lukoil International Finance B.V., 3.416%, 2018 (z)	1,619,000	1,647,267
Lukoil International Finance B.V., 4.563%, 2023 (z)	2,192,000	2,219,483
Petro-Canada, 6.05%, 2018	904,000	1,091,566
Petro-Canada Financial Partnership, 5%, 2014	2,140,000	2,280,739
Total Capital International S.A., 1.5%, 2017	1,000,000	1,017,491
TOTAL S.A., 3%, 2015	1,860,000	1,956,026

		$18,699,473
Financial Institutions - 1.4%
General Electric Capital Corp., 4.8%, 2013	$2,120,000	$2,120,000
General Electric Capital Corp., 6%, 2019	1,180,000	1,445,684
General Electric Capital Corp., 3.15%, 2022	2,000,000	2,033,230
General Electric Capital Corp., 3.1%, 2023	1,102,000	1,118,131
LeasePlan Corp. N.V., 3%, 2017 (n)	1,970,000	2,017,871
NYSE Euronext, 2%, 2017	1,558,000	1,599,430

		$10,334,346
Food & Beverages - 2.8%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,780,000	$3,667,206
Cadbury Schweppes U.S. Finance, 5.125%, 2013	1,590,000	1,616,351
Campbell Soup Co., 2.5%, 2022	1,148,000	1,108,694
Conagra Foods, Inc., 5.875%, 2014	2,240,000	2,348,217

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Conagra Foods, Inc., 1.3%, 2016	$1,680,000	$1,695,427
Diageo Capital PLC, 7.375%, 2014	2,200,000	2,304,691
Diageo Capital PLC, 1.5%, 2017	1,530,000	1,559,598
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	290,000	320,943
Kraft Foods Group, Inc., 6.125%, 2018	1,310,000	1,597,059
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	611,000	701,639
Mondelez International, Inc., 6.75%, 2014	1,390,000	1,455,904
Tyson Foods, Inc., 4.5%, 2022	1,447,000	1,597,691

		$19,973,420
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$1,096,000	$1,151,158

Forest & Paper Products - 0.3%
Votorantim Participacoes S.A., 6.75%, 2021 (n)	$2,063,000	$2,421,446

Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 2017	$1,686,000	$1,735,614

Industrial - 0.8%
Johns Hopkins University, 5.25%, 2019	$2,175,000	$2,636,407
Princeton University, 4.95%, 2019	2,860,000	3,421,289

		$6,057,696
Insurance - 3.3%
American International Group, Inc., 3%, 2015	$3,680,000	$3,815,983
ING U.S., Inc., 2.9%, 2018 (n)	1,141,000	1,167,753
Jackson National Life Global Funding, 5.375%, 2013 (n)	5,000,000	5,003,520
Lincoln National Corp., 4.3%, 2015	1,360,000	1,454,909
MetLife, Inc., 1.756%, 2017	575,000	587,805
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,020,000	1,071,682
New York Life Global Funding, 4.65%, 2013 (n)	3,000,000	3,002,199
Principal Financial Group, Inc., 8.875%, 2019	2,230,000	3,045,828
Prudential Financial, Inc., 6.2%, 2015	2,210,000	2,402,761
UnumProvident Corp., 6.85%, 2015 (n)	1,740,000	1,956,129

		$23,508,569
Insurance - Health - 0.2%
Wellpoint, Inc., 1.25%, 2015	$1,220,000	$1,230,741

Insurance - Property & Casualty - 2.1%
ACE Ltd., 2.6%, 2015	$2,000,000	$2,093,424
Aon Corp., 3.5%, 2015	2,750,000	2,909,052

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
AXIS Capital Holdings Ltd., 5.875%, 2020		$1,610,000	$1,891,375
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		2,197,000	2,445,479
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,449,081
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		3,000,000	3,210,000

			$14,998,411
International Market Quasi-Sovereign - 2.2%
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	$3,531,067
Electricite de France PLC, 5.5%, 2014 (n)		$3,475,000	3,598,675
N.V. Bank Nederlandse Gemeenten, 1.375%, 2018 (n)		1,746,000	1,768,523
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,386,256
Statoil A.S.A., 1.8%, 2016		1,420,000	1,473,331
Swedish Export Credit Corp., FRN, 1.042%, 2014		3,300,000	3,330,522

			$16,088,374
International Market Sovereign - 15.0%
Commonwealth of Australia, 5.75%, 2021	AUD	916,000	$1,134,214
Federal Republic of Germany, 3.75%, 2015	EUR	8,922,000	12,482,904
Federal Republic of Germany, 4.25%, 2018	EUR	2,608,000	4,117,750
Government of Bermuda, 5.603%, 2020 (n)		$1,098,000	1,273,680
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,109,340
Government of Canada, 4.25%, 2018	CAD	1,024,000	1,169,410
Government of Canada, 5.75%, 2033	CAD	358,000	552,349
Government of Japan, 1.1%, 2020	JPY	800,000,000	8,605,484
Government of Japan, 0.8%, 2023	JPY	340,000,000	3,549,546
Kingdom of Belgium, 5.5%, 2017	EUR	2,494,000	3,976,218
Kingdom of Denmark, 3%, 2021	DKK	5,323,000	1,098,130
Kingdom of Spain, 4.6%, 2019	EUR	4,110,000	5,809,956
Kingdom of Sweden, 5%, 2020	SEK	3,830,000	744,183
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	1,910,419
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	2,947,599
Republic of Austria, 4.65%, 2018	EUR	4,138,000	6,490,948
Republic of France, 5%, 2016	EUR	9,214,000	14,069,549
Republic of Iceland, 4.875%, 2016 (n)		$2,179,000	2,320,635
Republic of Iceland, 5.875%, 2022 (n)		336,000	387,941
Republic of Italy, 5.25%, 2017	EUR	11,388,000	16,618,474
State of Israel, 4%, 2022		$1,882,000	2,068,318
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	14,309,895

			$107,746,942
Local Authorities - 1.1%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,786,144
Province of Ontario, 4.75%, 2016		3,000,000	3,338,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Local Authorities - continued
State of Illinois, 4.961%, 2016	$1,795,000	$1,957,465

		$8,082,009
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$510,000	$589,132

Major Banks - 10.3%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$1,997,000	$2,194,084
ABN AMRO Bank N.V., FRN, 2.045%, 2014 (n)	3,010,000	3,041,936
Bank of America Corp., 4.9%, 2013	2,300,000	2,300,000
Bank of America Corp., 7.375%, 2014	200,000	213,287
Bank of America Corp., 1.5%, 2015	1,780,000	1,790,586
Bank of America Corp., 6.5%, 2016	1,420,000	1,637,842
Bank of America Corp., 3.3%, 2023	1,335,000	1,352,127
Bank of America Corp., FRN, 1.104%, 2016	2,200,000	2,198,143
Barclays Bank PLC, 5.125%, 2020	2,760,000	3,224,370
Commonwealth Bank of Australia, 5%, 2019 (n)	2,560,000	3,019,853
DBS Bank Ltd., 2.35%, 2017 (n)	2,430,000	2,513,087
Goldman Sachs Group, Inc., 5.75%, 2022	3,044,000	3,634,530
Goldman Sachs Group, Inc., FRN, 1.475%, 2018	1,240,000	1,238,797
HSBC Holdings PLC, 4%, 2022	1,839,000	2,037,121
HSBC USA, Inc., 4.875%, 2020	3,370,000	3,854,269
ING Bank N.V., FRN, 1.68%, 2014 (n)	4,650,000	4,699,253
JPMorgan Chase & Co., 4.625%, 2021	2,890,000	3,289,840
JPMorgan Chase & Co., FRN, 1.075%, 2014	1,300,000	1,307,284
Kookmin Bank, 7.25%, 2014 (n)	2,100,000	2,227,237
Macquarie Bank Ltd., 5%, 2017 (n)	918,000	1,023,403
Macquarie Group Ltd., 6%, 2020 (n)	1,971,000	2,201,410
Morgan Stanley, 6%, 2014	2,330,000	2,451,510
Morgan Stanley, 6.625%, 2018	1,532,000	1,836,580
Morgan Stanley, 5.625%, 2019	640,000	745,565
Morgan Stanley, FRN, 1.538%, 2016	1,900,000	1,910,486
National Australia Bank Ltd., 2%, 2015	2,920,000	2,996,124
Royal Bank of Scotland PLC, 2.55%, 2015	996,000	1,025,939
Santander International Debt S.A., 2.991%, 2013 (n)	2,100,000	2,112,264
Santander U.S. Debt S.A.U., 3.724%, 2015 (z)	1,000,000	1,015,141
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,448,505
Svenska Handelsbanken AB, FRN, 0.732%, 2016	1,250,000	1,250,010
Wells Fargo & Co., 3.75%, 2014	2,900,000	3,031,054
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,378,913
Westpac Banking Corp., 2%, 2017	2,320,000	2,409,232

		$73,609,782

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.8%
Covidien International Finance S.A., 1.35%, 2015	$2,000,000	$2,026,240
Thermo Fisher Scientific, Inc., 2.25%, 2016	3,650,000	3,750,609

		$5,776,849
Metals & Mining - 1.4%
ArcelorMittal, 6.5%, 2014	$2,070,000	$2,153,115
Barrick Gold Corp., 4.1%, 2023 (z)	2,731,000	2,736,560
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	1,090,000	1,097,835
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	1,740,000	1,750,889
Vale Overseas Ltd., 5.625%, 2019	492,000	566,386
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,695,758

		$10,000,543
Mortgage-Backed - 4.9%
Fannie Mae, 4.606%, 2014	$2,523,543	$2,558,702
Fannie Mae, 4.826%, 2014	2,879,713	2,966,681
Fannie Mae, 5.409%, 2014	1,688,427	1,748,320
Fannie Mae, 4.62%, 2015	863,659	903,992
Fannie Mae, 4.908%, 2015	832,334	881,916
Fannie Mae, 5.395%, 2016	1,261,584	1,399,854
Fannie Mae, 5.424%, 2016	2,171,462	2,419,715
Fannie Mae, 6%, 2016	196,469	207,988
Fannie Mae, 1.114%, 2017	2,370,000	2,400,628
Fannie Mae, 5.5%, 2017 - 2025	2,024,746	2,187,062
Fannie Mae, 4.5%, 2019	2,251,002	2,419,259
Fannie Mae, 5%, 2019 - 2020	420,502	452,504
Fannie Mae, 6.5%, 2031	1,979,249	2,245,771
Freddie Mac, 3.882%, 2017	1,423,992	1,589,883
Freddie Mac, 5.5%, 2017 - 2020	2,097,363	2,260,881
Freddie Mac, 6%, 2017 - 2034	445,354	484,497
Freddie Mac, 5%, 2019	1,237,078	1,316,148
Freddie Mac, 4.224%, 2020	2,249,154	2,581,955
Ginnie Mae, 6%, 2033	763,190	869,687
Ginnie Mae, 6%, 2036 (f)	745,098	842,938
Ginnie Mae, 6.357%, 2058	2,431,975	2,608,130

		$35,346,511
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$1,850,000	$1,862,321

Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$2,700,000	$2,741,634

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Pipeline - 2.1%
DCP Midstream LLC, 3.875%, 2023	$1,907,000	$1,954,149
Energy Transfer Partners LP, 8.5%, 2014	2,109,000	2,258,353
Energy Transfer Partners LP, 3.6%, 2023	3,000,000	3,061,740
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,100,919
Sunoco Logistics Partner LP, 3.45%, 2023	1,718,000	1,738,059
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,068,259
Williams Cos., Inc., 3.7%, 2023	807,000	815,160

		$14,996,639
Network & Telecom - 0.7%
AT&T, Inc., 3.875%, 2021	$3,700,000	$4,106,182
Verizon Communications, Inc., 8.75%, 2018	689,000	930,794

		$5,036,976
Oil Services - 0.6%
Noble Corp., 5.875%, 2013	$2,200,000	$2,207,304
Noble Corp., 3.45%, 2015	1,030,000	1,077,155
Transocean, Inc., 2.5%, 2017	962,000	979,987

		$4,264,446
Other Banks & Diversified Financials - 6.2%
American Express Credit Corp., FRN, 1.38%, 2015	$3,970,000	$4,038,177
Banco de Credito e Inversiones, 3%, 2017 (n)	200,000	205,121
Bancolombia S.A., 5.125%, 2022	142,000	145,053
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)	204,000	211,320
BB&T Corp., 2.05%, 2014	2,030,000	2,061,248
Capital One Financial Corp., 2.15%, 2015	1,058,000	1,080,485
Capital One Financial Corp., FRN, 0.913%, 2015	1,160,000	1,166,922
Citigroup, Inc., 8.5%, 2019	1,960,000	2,636,614
Groupe BPCE S.A., FRN, 12.5% to 2019, FRN to 2049 (n)	2,556,000	3,206,740
Intesa Sanpaolo S.p.A., 3.875%, 2018	1,752,000	1,753,191
Intesa Sanpaolo S.p.A., FRN, 2.688%, 2014 (n)	1,540,000	1,548,036
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	2,080,000	2,489,985
National Bank of Canada, 1.5%, 2015	1,760,000	1,787,266
Rabobank Nederland N.V., 3.375%, 2017	1,757,000	1,892,113
Rabobank Nederland N.V., 3.95%, 2022	2,716,000	2,799,748
Santander Holdings USA, Inc., 4.625%, 2016	450,000	483,120
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,574,903
SunTrust Banks, Inc., 3.5%, 2017	2,237,000	2,401,520
SunTrust Banks, Inc., 2.75%, 2023	1,519,000	1,524,939
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,208,716
Swedbank AB, 2.125%, 2017 (n)	1,882,000	1,926,443
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)	201,000	207,030
U.S. Bancorp, 2.95%, 2022	1,316,000	1,330,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Union Bank, FRN, 1.233%, 2014	$2,500,000	$2,520,080

		$44,198,950
Personal Computers & Peripherals - 0.4%
Equifax, Inc., 3.3%, 2022	$1,468,000	$1,470,942
Motorola Solutions, Inc., 3.5%, 2023	1,703,000	1,734,918

		$3,205,860
Pharmaceuticals - 2.2%
AbbVie, Inc., 2.9%, 2022 (n)	$2,350,000	$2,398,097
Celgene Corp., 3.95%, 2020	2,320,000	2,551,490
Hospira, Inc., 6.05%, 2017	1,060,000	1,206,548
Pfizer, Inc., 6.2%, 2019	1,970,000	2,480,760
Roche Holdings, Inc., 6%, 2019 (n)	2,060,000	2,558,749
Sanofi, 1.2%, 2014	1,550,000	1,568,251
Teva Pharmaceutical Finance III, FRN, 1.175%, 2013	3,120,000	3,133,232

		$15,897,127
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$2,620,000	$3,098,753

Printing & Publishing - 0.3%
Pearson Funding Four PLC, 3.75%, 2022 (n)	$1,458,000	$1,535,332
Pearson PLC, 5.5%, 2013 (n)	410,000	410,152

		$1,945,484
Real Estate - 1.1%
Boston Properties LP, REIT, 3.7%, 2018	$1,476,000	$1,627,095
ERP Operating LP, REIT, 3%, 2023	1,935,000	1,955,358
Health Care, Inc., REIT, 2.25%, 2018	828,000	844,546
Kimco Realty Corp., REIT, 6.875%, 2019	690,000	878,191
WEA Finance LLC, 6.75%, 2019 (n)	2,290,000	2,844,645

		$8,149,835
Retailers - 1.3%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,766,336
Kohl’s Corp., 3.25%, 2023	2,282,000	2,258,402
Macy’s, Inc., 7.875%, 2015	2,670,000	3,061,358
Wesfarmers Ltd., 1.874%, 2018 (n)	1,119,000	1,135,449

		$9,221,545
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 2016	$1,900,000	$2,000,924

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supranational - 0.9%
Corporacion Andina de Fomento, 5.2%, 2013	$3,000,000	$3,005,553
Corporacion Andina de Fomento, 4.375%, 2022	2,950,000	3,216,031

		$6,221,584
Telecommunications - Wireless - 1.6%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,007,000	$1,046,104
American Tower Trust I, REIT, 1.551%, 2018 (n)	1,540,000	1,556,883
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,934,000	3,605,370
Rogers Communications, Inc., 6.8%, 2018	1,490,000	1,877,400
Vodafone Group PLC, 5%, 2013	3,000,000	3,084,423

		$11,170,180
Tobacco - 1.4%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$2,811,850
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,337,651
Lorillard Tobacco Co., 8.125%, 2019	1,316,000	1,684,875
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,638,439
Reynolds American, Inc., 7.625%, 2016	1,580,000	1,876,406

		$10,349,221
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 2013 (n)	$1,500,000	$1,505,322
ERAC USA Finance Co., 2.75%, 2017 (n)	1,247,000	1,301,600

		$2,806,922
U.S. Government Agencies and Equivalents - 1.8%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,339,584
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	555,677
Small Business Administration, 6.35%, 2021	757,176	844,069
Small Business Administration, 6.34%, 2021	509,727	562,273
Small Business Administration, 6.44%, 2021	534,715	594,659
Small Business Administration, 6.625%, 2021	669,152	747,387
Small Business Administration, 5.34%, 2021	1,604,246	1,760,872
Small Business Administration, 4.93%, 2024	893,870	984,251
Small Business Administration, 5.36%, 2025	1,289,252	1,466,635
Small Business Administration, 5.39%, 2025	902,411	1,028,676

		$12,884,083
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 2015	$30,000	$37,116

Utilities - Electric Power - 4.6%
Dominion Resources, Inc., 1.95%, 2016	$2,660,000	$2,745,075
Duke Energy Corp., 5.65%, 2013	1,800,000	1,810,858

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Duke Energy Corp., 3.35%, 2015	$3,280,000	$3,439,516
E.ON International Finance B.V., 5.8%, 2018 (n)	3,000,000	3,610,590
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,525,555
Exelon Generation Co. LLC, 5.35%, 2014	2,300,000	2,376,360
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,537,838
Georgia Power Co., 6%, 2013	1,350,000	1,386,108
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	4,076,282
NextEra Energy Capital Co., 1.2%, 2015	245,000	246,959
Oncor Electric Delivery Co., 4.1%, 2022	2,206,000	2,448,444
PPL WEM Holdings PLC, 3.9%, 2016 (n)	2,800,000	2,991,125
Progress Energy, Inc., 3.15%, 2022	3,318,000	3,439,503

		$32,634,213
Total Bonds (Identified Cost, $661,744,179)		$703,013,006

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	13,880,831	$13,880,831
Total Investments (Identified Cost, $675,625,010)		$716,893,837

Other Assets, Less Liabilities - 0.0%		241,501
Net Assets - 100.0%		$717,135,338

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $190,359,812 representing 26.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.559%, 2019	1/28/10	$464,582	$580,718
Barrick Gold Corp., 4.1%, 2023	4/29/13	2,725,456	2,736,560
Chesapeake Funding LLC, “A”, FRN, 1.948%, 2021	8/09/12	460,502	457,686
Chesapeake Funding LLC, “A”, FRN, 0.95%, 2023	5/10/12	3,563,000	3,578,684

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.535%, 2023	1/18/02	$67,168	$252,007
Lukoil International Finance B.V., 3.416%, 2018	4/17/13	1,619,000	1,647,267
Lukoil International Finance B.V., 4.563%, 2023	4/17/13	2,192,000	2,219,483
Santander U.S. Debt S.A.U., 3.724%, 2015	3/26/13	1,013,761	1,015,141
Sinopec Capital 2013, 3.125%, 2023	4/18/13	1,457,540	1,443,723
Sinopec Capital 2013, 4.25%, 2043	4/18/13	1,199,097	1,176,609
Total Restricted Securities			$15,107,878
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	1,046,933	7/16/13	$1,089,245	$1,079,372	$9,873
BUY	JPY	Citibank N.A.	855,081,093	7/16/13	8,652,741	8,774,980	122,239
SELL	SEK	Deutsche Bank AG	3,826,086	7/16/13	596,772	589,390	7,382

							$139,494

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	3,738,879	7/16/13	$3,668,930	$3,704,770	$(35,840)
SELL	DKK	Deutsche Bank AG	5,910,342	7/16/13	1,036,281	1,044,876	(8,595)
SELL	EUR	Barclays Bank PLC	24,603,977	6/18/13	31,910,989	32,411,937	(500,948)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Deutsche Bank AG	948,332	7/16/13	1,239,621	1,249,524	(9,903)
SELL	EUR	JPMorgan Chase Bank N.A.	948,332	7/16/13	1,239,641	1,249,524	(9,883)
SELL	EUR	UBS AG	24,603,977	6/18/13	31,905,576	32,411,937	(506,361)
SELL	GBP	Credit Suisse Group	5,022,739	7/16/13	7,696,794	7,798,562	(101,768)
SELL	GBP	Deutsche Bank AG	5,022,739	7/16/13	7,696,995	7,798,562	(101,567)
SELL	JPY	Citibank N.A.	350,729,282	7/16/13	3,549,101	3,599,240	(50,139)
SELL	JPY	Credit Suisse Group	997,569,202	7/16/13	10,021,530	10,237,215	(215,685)
SELL	JPY	Merrill Lynch International Bank	997,569,204	7/16/13	10,019,044	10,237,215	(218,171)

							$(1,758,860)

Futures Contracts Outstanding at 4/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	198	$24,678,844	June - 2013	$127,708

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	15	$2,000,391	June - 2013	$(44,584)

					$83,124

At April 30, 2013, the fund had cash collateral of $540,000 and other liquid securities with an aggregate value of $105,385 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $661,744,179)	$703,013,006
Underlying affiliated funds, at cost and value	13,880,831
Total investments, at value (identified cost, $675,625,010)	$716,893,837
Cash	15,588
Restricted cash	540,000
Receivables for
Forward foreign currency exchange contracts	139,494
Investments sold	1,903,944
Interest	7,707,947
Other assets	73,589
Total assets	$727,274,399
Liabilities
Payables for
Distributions	$108
Forward foreign currency exchange contracts	1,758,860
Daily variation margin on open futures contracts	141
Investments purchased	8,017,428
Payable to affiliates
Investment adviser	22,063
Transfer agent and dividend disbursing costs	18,851
Payable for independent Trustees’ compensation	128,904
Accrued expenses and other liabilities	192,706
Total liabilities	$10,139,061
Net assets	$717,135,338
Net assets consist of
Paid-in capital	$735,862,073
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	39,741,332
Accumulated net realized gain (loss) on investments and foreign currency	(31,250,337)
Accumulated distributions in excess of net investment income	(27,217,730)
Net assets	$717,135,338
Shares of beneficial interest outstanding	117,925,635
Net asset value per share (net assets of $717,135,338 / 117,925,635 shares of beneficial interest outstanding)	$6.08

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$13,701,411
Dividends from underlying affiliated funds	5,217
Total investment income	$13,706,628
Expenses
Management fee	$1,986,282
Transfer agent and dividend disbursing costs	76,343
Administrative services fee	50,811
Independent Trustees’ compensation	59,698
Stock exchange fee	51,220
Custodian fee	44,086
Shareholder communications	160,251
Audit and tax fees	35,488
Legal fees	13,312
Miscellaneous	21,699
Total expenses	$2,499,190
Fees paid indirectly	(172)
Reduction of expenses by investment adviser	(935)
Net expenses	$2,498,083
Net investment income	$11,208,545
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$5,215,959
Futures contracts	(14,299)
Foreign currency	5,990,169
Net realized gain (loss) on investments and foreign currency	$11,191,829
Change in unrealized appreciation (depreciation)
Investments	$(9,644,765)
Futures contracts	88,066
Translation of assets and liabilities in foreign currencies	(1,723,953)
Net unrealized gain (loss) on investments and foreign currency translation	$(11,280,652)
Net realized and unrealized gain (loss) on investments and foreign currency	$(88,823)
Change in net assets from operations	$11,119,722

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$11,208,545	$24,310,626
Net realized gain (loss) on investments and foreign currency	11,191,829	19,184,257
Net unrealized gain (loss) on investments and foreign currency translation	(11,280,652)	5,127,142
Change in net assets from operations	$11,119,722	$48,622,025
Distributions declared to shareholders
From net investment income	$(11,208,545)	$(35,172,227)
From tax return of capital	—	(27,492,468)
From other sources	(19,685,616)	—
Total distributions declared to shareholders	$(30,894,161)	$(62,664,695)
Change in net assets from fund share transactions	$1,800,091	$3,613,239
Total change in net assets	$(17,974,348)	$(10,429,431)
Net assets
At beginning of period	735,109,686	745,539,117
At end of period (including accumulated distributions in excess of net investment income of $27,217,730 and $7,532,114, respectively)	$717,135,338	$735,109,686

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$6.25		$6.37	$6.82	$6.87	$6.55	$6.97
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.22	$0.26	$0.26	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.20	(0.11)	0.27	0.63	(0.14)
Total from investment operations	$0.09		$0.41	$0.11	$0.53	$0.89	$0.12
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.30)	$(0.26)	$(0.39)	$(0.30)	$(0.45)
From tax return of capital	—		(0.23)	(0.30)	(0.19)	(0.27)	(0.09)
From other sources	(0.17)		—	—	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.53)	$(0.56)	$(0.58)	$(0.57)	$(0.54)
Net asset value, end of period (x)	$6.08		$6.25	$6.37	$6.82	$6.87	$6.55
Market value, end of period	$6.47		$6.53	$6.29	$6.95	$6.64	$5.92
Total return at market value (%)	3.37	(n)	13.01	(1.19)	13.97	22.45	3.45
Total return at net asset value (%) (j)(r)(s)(x)	1.49	(n)	6.80	1.97	8.09	14.51	2.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.71	0.71	0.74	0.79	0.82
Expenses after expense reductions (f)	0.70	(a)	0.71	0.71	0.74	0.79	0.82
Net investment income	3.12	(a)	3.30	3.45	3.76	3.89	3.73
Portfolio turnover	14	(n)	29	16	30	50	57
Net assets at end of period (000 omitted)	$717,135		$735,110	$745,539	$797,079	$801,220	$763,236

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a

Notes to Financial Statements (unaudited) – continued

third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$12,921,199	$—	$12,921,199
Non-U.S. Sovereign Debt	—	174,440,009	—	174,440,009
Municipal Bonds	—	1,862,321	—	1,862,321
U.S. Corporate Bonds	—	282,068,307	—	282,068,307
Residential Mortgage-Backed Securities	—	35,358,027	—	35,358,027
Commercial Mortgage-Backed Securities	—	11,763,104	—	11,763,104
Asset-Backed Securities (including CDOs)	—	7,764,709	—	7,764,709
Foreign Bonds	—	176,835,330	—	176,835,330
Mutual Funds	13,880,831	—	—	13,880,831
Total Investments	$13,880,831	$703,013,006	$—	$716,893,837

Other Financial Instruments
Futures Contracts	$83,124	$—	$—	$83,124
Forward Foreign Currency Exchange Contracts	—	(1,619,366)	—	(1,619,366)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$127,708	$(44,584)
Foreign Exchange	Forward Foreign Currency Exchange	139,494	(1,758,860)
Total		$267,202	$(1,803,444)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(14,299)	$—
Foreign Exchange	—	5,963,484
Total	$(14,299)	$5,963,484

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$88,066	$—
Foreign Exchange	—	(1,712,485)
Total	$88,066	$(1,712,485)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/12
Ordinary income (including any short-term capital gains) (a)	$35,172,227
Tax return of capital (b)	27,492,468
Total distributions	$62,664,695

(a)	Included in the fund’s distributions from ordinary income is $9,277,736 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13
Cost of investments	$682,566,414
Gross appreciation	42,548,837
Gross depreciation	(8,221,414)
Net unrealized appreciation (depreciation)	$34,327,423

Notes to Financial Statements (unaudited) – continued

As of 10/31/12
Capital loss carryforwards	(35,709,870)
Other temporary differences	(7,561,448)
Net unrealized appreciation (depreciation)	44,319,022

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/14	$(13,975,747)
10/31/15	(4,950,649)
10/31/16	(16,783,474)
Total	$(35,709,870)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. This written agreement will continue until modified by the Board of Trustees, but such agreement will continue at least until October 31, 2013. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2013, these fees paid to MFSC amounted to $28,537.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $391 and the Retirement Deferral plan resulted in an expense of $672. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $111,586 at April 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,462 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $935, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$6,679,768
Investments (non-U.S. Government securities)	$102,872,782	$111,341,013

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2013 and the year ended October 31, 2012, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	291,664	$1,800,091	575,803	$3,613,239

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2013, the fund’s commitment fee and interest expense were $2,210 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,472,254	96,915,797	(86,507,220)	13,880,831

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,217	$13,880,831

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2013, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2013. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2012, and the financial highlights for each of the five years in the period ended October 31, 2012, and in our report dated December 14, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2013

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MIN

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Ward Brown	Emerging Markets Debt Securities Portfolio Manager	December 2012	Investment Officer of MFS; employed in the investment area of MFS 2005

James J. Calmas	Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1988.

Matthew W. Ryan	Emerging Markets Debt Securities Portfolio Manager	December 2012	Investment Officer of MFS; employed in the investment area of MFS 1997

Erik S. Weisman	Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 2002.

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2012, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2012, the following benchmarks were used to measure the following portfolio manager’s performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Intermediate Income Trust	Ward Brown	JP Morgan Emerging Markets Bond Index Global
	James J. Calmas	Barclays Intermediate U.S. Government Bond Index JP Morgan Global Government Bond Index ex U.S. Hedged
	Matthew W. Ryan	JP Morgan Emerging Markets Bond Index Global
	Erik S. Weisman	JPMorgan Global Government Bond Index ex U.S.

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that include performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2012. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Ward Brown	N
James J. Calmas	N
Matthew W. Ryan	N
Erik S. Weisman	N

Other Accounts

In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of the Fund’s fiscal year ended October 31, 2012, were as follows:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ward Brown(1)	9	$9.3 billion	8	$5.3 billion	7	$5.7 billion
James J. Calmas	8	$3.0 billion	2	$957.1 million	0	N/A
Matthew W. Ryan(1)	15	$11.9 billion	8	$5.3 billion	7	$5.7 billion
Erik S. Weisman	9	$4.5 billion	3	$1.5 billion	1	$6.9 million

*	Includes the Fund.
(1)	Information as of December 4, 2012. The Portfolio Manager was added to the fund as of December 1, 2012.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/12-11/30/12	0	N/A	0	11,700,834
12/01/12-12/31/12	0	N/A	0	11,700,834
1/01/13-1/31/13	0	N/A	0	11,700,834
2/01/13-2/28/13	0	N/A	0	11,700,834
3/01/13-3/31/13	0	N/A	0	11,778,029
4/01/13-4/30/13	0	N/A	0	11,778,029

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2013 plan year is 11,778,029.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.